Financial assets and liabilities (Details 7) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Financial Assets Measured At Fair Value	$ 19,839,795,000	$ 21,247,011,000
Liabilities Measured At Fair Value	850,334,000	1,858,380,000
Interest Rate Swap | Derivative Financial Liabilities Not Designated as Hedging Instruments
Statement [Line Items]
Liabilities Measured At Fair Value	538,373,000	1,422,196,000
Stock options | Derivative Financial Liabilities Not Designated as Hedging Instruments
Statement [Line Items]
Liabilities Measured At Fair Value	311,961,000	436,184,000
Stock options | Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 2
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Stock options | Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 3
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	19,839,795,000	21,247,011,000
Liabilities Measured At Fair Value	311,961,000	436,184,000
Level 1 | Interest Rate Swap | Derivative Financial Liabilities Not Designated as Hedging Instruments
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Level 1 | Stock options | Derivative Financial Liabilities Not Designated as Hedging Instruments
Statement [Line Items]
Liabilities Measured At Fair Value	311,961,000	436,184,000
Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Liabilities Measured At Fair Value	538,373,000	1,422,196,000
Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Liabilities Measured At Fair Value	0	0
Level 2 | Interest Rate Swap | Derivative Financial Liabilities Not Designated as Hedging Instruments
Statement [Line Items]
Liabilities Measured At Fair Value	538,373,000	1,422,196,000
Level 3 | Interest Rate Swap | Derivative Financial Liabilities Not Designated as Hedging Instruments
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Mutual Funds | Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Financial Assets Measured At Fair Value	851,698,000	1,191,369,000
Mutual Funds | Financial Assets at Fair Value Through Profit or Loss | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Mutual Funds | Financial Assets at Fair Value Through Profit or Loss | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Mutual Funds | Financial Assets at Fair Value Through Profit or Loss | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	851,698,000	1,191,369,000
Public Debt Securities | Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Financial Assets Measured At Fair Value	18,221,831,000	18,334,487,000
Public Debt Securities | Financial Assets at Fair Value Through Profit or Loss | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	18,221,831,000	18,334,487,000
Public Debt Securities | Financial Assets at Fair Value Through Profit or Loss | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Public Debt Securities | Financial Assets at Fair Value Through Profit or Loss | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0
Stocks and corporate bonds | Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Financial Assets Measured At Fair Value	766,266,000	1,721,155,000
Stocks and corporate bonds | Financial Assets at Fair Value Through Profit or Loss | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	766,266,000	1,721,155,000
Stocks and corporate bonds | Financial Assets at Fair Value Through Profit or Loss | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Stocks and corporate bonds | Financial Assets at Fair Value Through Profit or Loss | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	$ 0	$ 0